Commitments and Contingencies (Non-cancellable Advertising Fee and Operating Lease Commitments) (Details) ¥ in Thousands	Jun. 30, 2016 CNY (¥)
Advertising Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	¥ 162
2018	0
2019	0
2020	0
2021 and thereafter	0
Total	162
Operating Leases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	64,272
2018	52,712
2019	40,879
2020	10,178
2021 and thereafter	3,778
Total	171,819
2017	64,434
2018	52,712
2019	40,879
2020	10,178
2021 and thereafter	3,778
Total	¥ 171,981